OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Payables And Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS	OTHER PAYABLES AND ACCRUALS

(Dollars in millions)	December 31, 2025	December 31, 2024
Accrued payroll	$60.6	$43.2
Accrued expense	52.7	16.3
Collaboration payable	59.5	82.0
Other payables	3.1	6.3
Payable for collaboration assets	11.6	15.0
Other tax payables	7.9	3.4
Total other payables and accruals	$195.4	$166.2
Other payables are non-interest-bearing and repayable on demand.
As at December 31, 2025 and 2024, amounts due to the Company’s related parties, included in the Company’s other payables, were $1.8 million and $1.6 million, respectively (note 25).